Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guarnteed loans	$ 82.2	$ 91.7
Percentage of amount insured on mortgage	90.00%	90.00%